Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares, at cost	Accumulated other comprehensive income	Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling interests		Bank		Bank Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Total shareholders' equity	Bank Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Noncontrolling interests
Balance at Dec. 31, 2017		SFr 42,189		SFr (45)	SFr 41,902	SFr (45)	SFr 102	SFr 35,668	SFr 24,973	SFr (24)	SFr (103)	SFr (18,738)	SFr (21)	SFr 287		SFr 43,550		SFr (45)	SFr 42,670	SFr (45)	SFr 4,400	SFr 45,718	SFr 8,484	SFr (24)	SFr 0		SFr (15,932)	SFr (21)	SFr 880
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership																(5)			(1)			(1)							(4)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(69)												(69)		(70)													(70)
Sale of subsidiary shares to noncontrolling interests, changing ownership					2			2						(2)					2			2							(2)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		30												30		30													30
Net income/(loss)		2,011			2,024				2,024					(13)		1,722			1,729				1,729						(7)
Total other comprehensive income/(loss), net of tax		776			778							778		(2)		1,117			1,113								1,113		4
Sale of treasury shares		11,693			11,693			(28)			11,721
Repurchase of treasury shares		(12,441)			(12,441)						(12,441)
Share-based compensation, net of tax		642			642			(120)			762					(140)			(140)			(140)
Financial instruments indexed to own shares		28			28			28
Dividends on share-based compensation, net of tax																(22)			(22)			(22)
Dividends paid		(666)			(661)											(15)			(10)				(10)
Dividends paid out of reserves from capital contributions								(661)
Cash dividends paid to noncontrolling interest holders														(5)															(5)
Change in scope of consolidation, net		(129)												(129)		(128)													(128)
Balance at Dec. 31, 2018		44,019		178	43,922	178	102	34,889	26,973	242	(61)	(17,981)	SFr (64)	97		45,994		178	45,296	178	4,400	45,557	10,179	242	0		(14,840)	SFr (64)	698
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(103)												(103)		(103)													(103)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		74												74		68													68
Net income/(loss)		3,425			3,419				3,419					6		3,095			3,081				3,081						14
Total other comprehensive income/(loss), net of tax		(2,222)			(2,224)							(2,224)		2		(2,649)			(2,642)								(2,642)		(7)
Sale of treasury shares		9,624			9,624			11			9,613
Repurchase of treasury shares		(11,536)			(11,536)						(11,536)
Share-based compensation, net of tax		834			834			334			500					254			254			254
Financial instruments indexed to own shares		122			122			122
Dividends on share-based compensation, net of tax																(35)			(35)			(35)
Dividends paid		(696)			(695)											(11)			(10)				(10)
Dividends paid out of reserves from capital contributions								(695)
Cash dividends paid to noncontrolling interest holders														(1)															(1)
Change in scope of consolidation, net		(5)												(5)		(4)													(4)
Other																(24)			(2)			(2)							(22)
Balance at Dec. 31, 2019		43,714		SFr (132)	43,644	SFr (132)	102	34,661	30,634	SFr (132)	(1,484)	(20,269)		70		46,763		SFr (132)	46,120	SFr (132)	4,400	45,774	13,492	SFr (132)	0	[1]	(17,546)		643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(20)	[2],[3]											(20)	[2],[3]	(20)	[4],[5]												(20)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		19	[3]											19	[3]	19	[5]												19	[5]
Net income/(loss)		2,666			2,669				2,669					(3)		2,514			2,511				2,511						3
Total other comprehensive income/(loss), net of tax		(2,887)			(2,881)							(2,881)		(6)		(2,751)			(2,693)								(2,693)		(58)
Cancellation of repurchased shares							(4)	(1,321)			1,325
Sale of treasury shares		12,364			12,364			(35)			12,399
Repurchase of treasury shares		(13,253)			(13,253)						(13,253)
Share-based compensation, net of tax		962			962			377			585					494			494			494
Dividends on share-based compensation, net of tax																(41)			(41)			(41)
Dividends paid		(716)			(716)				(337)							(10)			(10)			(10)
Dividends paid out of reserves from capital contributions	[6]							(379)
Change in scope of consolidation, net		198												198		198													198
Other		26			20			20						6		25			15			15							10
Balance at Dec. 31, 2020		SFr 42,941			SFr 42,677		SFr 98	SFr 33,323	SFr 32,834		SFr (428)	SFr (23,150)		SFr 264		SFr 47,059			SFr 46,264		SFr 4,400	SFr 46,232	SFr 15,871		SFr 0	[1]	SFr (20,239)		SFr 795

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Paid out of capital contribution reserves.